Note 10 - Convertible Preferred Stock (Details) - Convertible Preferred Stock Warrants Outstanding - USD ($)	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2015	Feb. 28, 2015	Dec. 31, 2014	Nov. 30, 2014	Sep. 23, 2014	Dec. 31, 2012	Apr. 30, 2012	Feb. 28, 2012	Jan. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	May. 31, 2011	Nov. 30, 2010	Apr. 30, 2009	Dec. 31, 2008
Class of Warrant or Right [Line Items]
Exercise Price			$ 0.50	$ 0.53	$ 0.53	$ 0.53
Number of Shares Outstanding under Warrants		2,864,823	605,556	382,000	382,000	940,189
Fair Value	$ 624,000						$ 686,000
Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Number of Shares Outstanding under Warrants	16,680,324
Fair Value	$ 624,000
December 2008 Warrants [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Dec. 02, 2018
Exercise Price	$ 0.61																	$ 0.61
Number of Shares Outstanding under Warrants	196,721																	196,721
Fair Value	$ 44,000																	$ 54,000
April 2009 Warrants [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 02, 2019
Exercise Price	$ 0.61																$ 0.61
Number of Shares Outstanding under Warrants	245,900																245,900
Fair Value	$ 58,000																$ 70,000
November 2010 Warrants [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 19, 2020
Exercise Price	$ 0.61															$ 0.61
Number of Shares Outstanding under Warrants	163,934															163,934
Fair Value	$ 47,000															$ 47,000
May 2011 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	May 06, 2021
Exercise Price	$ 0.05														$ 0.05
Number of Shares Outstanding under Warrants	2,000,000														2,000,000
Fair Value	$ 54,000														$ 84,000
June 2011 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jun. 30, 2021
Exercise Price	$ 0.05													$ 0.05
Number of Shares Outstanding under Warrants	4,000,000													4,000,000
Fair Value	$ 108,000													$ 168,000
September 2011 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Sep. 09, 2021
Exercise Price	$ 0.05												$ 0.05
Number of Shares Outstanding under Warrants	4,000,000												4,000,000
Fair Value	$ 108,000												$ 168,000
November 2011 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Nov. 30, 2021
Exercise Price	$ 0.05											$ 0.05
Number of Shares Outstanding under Warrants	1,000,000											1,000,000
Fair Value	$ 28,000											$ 42,000
December 2011 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Dec. 19, 2021
Exercise Price	$ 0.05										$ 0.05
Number of Shares Outstanding under Warrants	1,000,000										1,000,000
Fair Value	$ 28,000										$ 41,000
January 2012 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Jan. 31, 2022
Exercise Price	$ 0.05									$ 0.05
Number of Shares Outstanding under Warrants	910,445									910,445
Fair Value	$ 28,000									$ 37,000
February 2012 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Feb. 28, 2022
Exercise Price	$ 0.05								$ 0.05
Number of Shares Outstanding under Warrants	738,535								738,535
Fair Value	$ 23,000								$ 31,000
April 2012 Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise Price								$ 0.61
Number of Shares Outstanding under Warrants								73,770
April 2012 Warrants [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 19, 2022
Exercise Price	$ 0.61							$ 0.61
Number of Shares Outstanding under Warrants	73,770							73,770
Fair Value	$ 25,000							$ 27,000
April 2012 Warrants [Member] | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Expiration Date	Apr. 16, 2022
Exercise Price	$ 0.05							$ 0.05
Number of Shares Outstanding under Warrants	2,351,019							2,351,019
Fair Value	$ 73,000							$ 99,000